JPMorgan SmartRetirement 2025 Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.44%	5.55%	6.14%
JPM SMARTRETIREMENT 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.61%	4.96%	5.89%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	7.88%	4.11%	4.87%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.41%	2.45%	3.30%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.97%	2.83%	3.46%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	4.37%	5.12%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	8.48%	4.63%	5.35%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	8.61%	4.78%	5.51%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.72%	4.89%	5.61%